UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08365

EVERGREEN SELECT FIXED INCOME TRUST
________________________________________________________________________
Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30, 5/31, 6/30, 10/31

Date of reporting period:  7/1/2006 - 6/30/2007

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Select Fixed Income Trust
(the "Registrant"):

Evergreen Global and International Funds (FYE 10/31)
	Evergreen International Bond Fund

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Bond Fund
	Evergreen Select High Yield Bond Fund

Evergreen National Municipal Bond Funds (FYE 5/31)
	Evergreen Intermediate Municipal Bond Fund

Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
	Evergreen Adjustable Rate Fund
	Evergreen Institutional Enhanced Income Fund
	Evergreen Limited Duration Fund
	Evergreen Short Intermediate Bond Fund

None of the following series of the Registrant held securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, they have no proxy votes to report.

	Evergreen International Bond Fund
	Evergreen Select High Yield Bond Fund
	Evergreen Intermediate Municipal Bond Fund
	Evergreen Adjustable Rate Fund
	Evergreen Institutional Enhanced Income Fund
	Evergreen Limited Duration Fund
	Evergreen Short Intermediate Bond Fund

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08365
Reporting Period: 07/01/2006 - 06/30/2007
Evergreen Select Fixed Income Trust


================================ CORE BOND FUND ================================


MFS GOVERNMENT MARKETS INCOME TRUST

Ticker:       MGF            Security ID:  552939100
Meeting Date: OCT 6, 2006    Meeting Type: Annual
Record Date:  AUG 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Robert E. Butler            For       For        Management
1.2   Elect Trustee David H. Gunning            For       For        Management
1.3   Elect Trustee Robert C. Pozen             For       For        Management
1.4   Elect Trustee J. Dale Sherratt            For       For        Management


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MFS INTERMEDIATE INCOME TRUST

Ticker:       MIN            Security ID:  55273C107
Meeting Date: OCT 6, 2006    Meeting Type: Annual
Record Date:  AUG 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Robert E. Butler            For       For        Management
1.2   Elect Trustee David H. Gunning            For       For        Management
1.3   Elect Trustee Robert C. Pozen             For       For        Management
1.4   Elect Trustee J. Dale Sherratt            For       For        Management


--------------------------------------------------------------------------------

PUTNAM MASTER INTERMEDIATE INCOME TRUST

Ticker:       PIM            Security ID:  746909100
Meeting Date: JAN 11, 2007   Meeting Type: Annual
Record Date:  OCT 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J.A. Baxter               For       For        Management
1.2   Elect  Director C.B. Curtis               For       For        Management
1.3   Elect  Director M.R. Drucker              For       For        Management
1.4   Elect  Director C.E. Haldeman, Jr.        For       For        Management
1.5   Elect  Director J.A. Hill                 For       For        Management
1.6   Elect  Director P.L. Joskow               For       For        Management
1.7   Elect  Director E.T. Kennan               For       For        Management
1.8   Elect  Director K.R. Leibler              For       For        Management
1.9   Elect  Director R.E. Patterson            For       For        Management
1.10  Elect  Director G. Putnam, III            For       For        Management
1.11  Elect  Director W.T. Stephens             For       For        Management
1.12  Elect  Director R.B. Worley               For       For        Management
2     Approve Conversion from Closed-End to     Against   Against    Management
      Open-End Fund


--------------------------------------------------------------------------------

PUTNAM MASTER INTERMEDIATE INCOME TRUST

Ticker:       PIM            Security ID:  746909100
Meeting Date: MAY 15, 2007   Meeting Type: Special
Record Date:  FEB 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Management Agreement   For       For        Management


--------------------------------------------------------------------------------

PUTNAM PREMIER INCOME TRUST

Ticker:       PPT            Security ID:  746853100
Meeting Date: JAN 11, 2007   Meeting Type: Annual
Record Date:  OCT 16, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J.A. Baxter               For       For        Management
1.2   Elect  Director C.B. Curtis               For       For        Management
1.3   Elect  Director M.R. Drucker              For       For        Management
1.4   Elect  Director C.E. Haldeman, Jr.        For       For        Management
1.5   Elect  Director J.A. Hill                 For       For        Management
1.6   Elect  Director P.L. Joskow               For       For        Management
1.7   Elect  Director E.T. Kennan               For       For        Management
1.8   Elect  Director K.R. Leibler              For       For        Management
1.9   Elect  Director R.E. Patterson            For       For        Management
1.10  Elect  Director G. Putnam, III            For       For        Management
1.11  Elect  Director W.T. Stephens             For       For        Management
1.12  Elect  Director R.B. Worley               For       For        Management
2     Approve Conversion from Closed-End to     Against   Against    Management
      Open-End Fund


--------------------------------------------------------------------------------

PUTNAM PREMIER INCOME TRUST

Ticker:       PPT            Security ID:  746853100
Meeting Date: MAY 15, 2007   Meeting Type: Special
Record Date:  FEB 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Investment Advisory Agreement     For       For        Management


--------------------------------------------------------------------------------

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC

Ticker:       EHI            Security ID:  79550G102
Meeting Date: SEP 18, 2006   Meeting Type: Annual
Record Date:  JUL 31, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Leslie H. Gelb              For       For        Management
1.2   Elect Trustee William R. Hutchinson       For       For        Management
1.3   Elect Trustee R. Jay Gerken               For       For        Management


--------------------------------------------------------------------------------

WESTERN ASSET/CLAYMORE U.S. TREASURY INFLATION PROTECTED SECURITIES FUND

Ticker:       WIA            Security ID:  95766Q106
Meeting Date: MAY 14, 2007   Meeting Type: Annual
Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Nicholas Dalmaso           For       For        Management
1.2   Elect Director Michael Larson             For       For        Management
1.3   Elect Director R. Jay Gerken              For       For        Management


--------------------------------------------------------------------------------

WESTERN ASSET/CLAYMORE US TREASURY INFLATION PROTECTED SECURITIES FUND 2

Ticker:       WIW            Security ID:  95766R104
Meeting Date: MAY 14, 2007   Meeting Type: Annual
Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ronald E. Toupin, Jr.      For       For        Management
1.2   Elect Director R. Jay Gerken              For       For        Management
========== END NPX REPORT

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT FIXED INCOME TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
				    (Chief Executive Officer)
Date:  August 28, 2007
     --------------------------